Note 12 - Subsequent Events	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Subsequent Events [Text Block]

12. Subsequent Events

The following events occurred after June 30, 2026:

1.

On July 6, 2026, the Company signed a contract for the construction of an eco-design fuel efficient kamsarmax bulk carrier. The vessel will be built at a Chinese shipyard. The vessel is scheduled to be delivered in the third quarter of 2029. The total consideration for the construction is approximately $37.0 million, which the Company intends to finance with a combination of debt and equity. This ship building contract effectiveness is subject to the issuance of a customary refund guarantee.

2.

On July 27, 2026, the Company drew $3.6 million from the loan up to $26.9 million signed on November 3, 2025, to fully finance the remaining pre-delivery instalments during the construction period and partly the final payment at delivery of Hull No XY164 (M/V “Aristeidis”).

3.

On September 29, 2026, the Company signed a loan agreement with Alpha Bank S.A. for a loan of up to $19.0 million. This loan was used to replenish cash used to repay the previous indebtedness of Kamsarmax Two Shipping Ltd., which as of June 30, 2026 amounted to $11.1 million and was fully prepaid on September 23, 2026, and for working capital purposes.  The drawdown of $19.0 million took place on September 29, 2026. The loan is payable in twenty consecutive quarterly instalments starting within three months from the drawdown date, in the amount of $350,000 each, with a $12,000,000 balloon payment to be made together with the last installment. The interest rate margin is 1.5% over SOFR. The loan is secured with (i) first priority mortgage over the vessel, (ii) first assignment of earnings and insurance over the vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company.

4.

On September 11, 2026, the Company filed with the SEC a prospectus supplement to issue and sell, in an at-the-market (“ATM”) offering, shares of the Company’s common stock having an aggregate offering price of up to $20 million. In September 2026, the Company issued and sold 150,263 shares of common stock under its ATM offering for gross proceeds net of commissions of $9.92 million.